BANK DEBT	12 Months Ended
Dec. 31, 2013
BANK DEBT [Abstract]
BANK DEBT
NOTE 8       -     BANK DEBT

In December 2006, the Company restructured its outstanding debt to Bank Hapoalim B.M. (the "Bank") pursuant to a restructuring agreement with the Bank (the "2006 Restructuring Agreement").

Prior to the 2006 Restructuring Agreement and subsequently thereto, in amendments entered into by the Company and the Bank in 2008, 2009 and 2012, the Company sought extensions of principal payment dates in connection with Company's bank debt.

On June 25, 2008, June 30, 2009, January 24, 2010, June 29, 2012 and December 24, 2012, the Company entered into amendments (the "2008 Amendment", "2009 Amendment", "2010 Amendment", "June 2012 Amendment" and "December 2012 Amendment", respectively) to the 2006 Restructuring Agreement that amended the repayment schedule and interest rate provisions and modified a number of covenants in the 2006 Restructuring Agreement.

In 2012, pursuant to the two most recent amendments to the 2006 Restructuring Agreement, the Company postponed the repayment of approximately $15.1 million to the Bank and the related forgiveness by the Bank of approximately $4.3 million, initially from June 30, 2012 to August 30, 2012 under the June 2012 Amendment and, subsequently, to December 24, 2012 under the December 2012 Amendment. Following these amendments, in December 2012 the Company paid to the Bank $15.1 million of Bank debt principal and the Bank accordingly forgave approximately $4.3 million of the debt (being the last amount out of the total of $25.0 million that the Bank had agreed to forgive under the 2006 Restructuring Agreement). In addition, under the December 2012 Amendment, the Bank has also made available to the Company a revolving credit line in the amount of $5.0 million which bears interest at Libor +5.5%. As of December 31, 2013 and 2012 the Company had not borrowed any amounts under this credit line.

As of December 31, 2012 and 2013 the total principal amount of the Company's long term bank debt was $73.9 million and $63.6 million.

The main provisions of the amendments to the 2006 Restructuring Agreement are described below:

a.	Repayment schedule and interest rate:

Set forth in the table below are the future scheduled dates for repayment of the Bank debt:

Repayment

July 3, 2014	$15,000
July 3, 2015	15,000
July 3, 2016	15,000
July 3, 2017	18,596
$63,596

The original terms of the Restructuring Agreement provided for our restructured Bank debt to bear interest at the three month LIBOR plus 1.5%. However, pursuant to various amendments to the agreement, additional higher interest rates were to be applied solely in respect of the period for which repayment of a rescheduled amount (or the proportionate part thereof) has been postponed. As of December 31, 2013 the entire principal amount bears interest at LIBOR plus 5.25%.

b.	Warrants held by the Bank:

The terms of the warrants held by the Bank were modified under the 2009 Amendment. One warrant was amended so that the number of shares issuable thereunder was increased from 8,000,000 to 9,411,300 and the exercise price was reduced from $1.18 per share to $1.00 per share; and, the second warrant was amended so that the number of shares issuable thereunder was increased from 1,411,300 to 2,500,000 and the exercise price was increased from $1.18 per share to $1.40 per share. For both warrants, the exercise period was extended to June 30, 2014. The change in the incremental fair value of the modified Bank warrants was deducted from the carrying amount of the Bank debt, in accordance with ASC 470-60, in an amount of $2,493. The fair value of the Bank warrants was calculated using the Black-Scholes model.

c.	Cash fees to the Bank:

Under an earlier agreement, the Company agreed to pay a cash fee of $7,500 to the Bank if the Company's share price reached $7.00 per share. Pursuant to the 2009 Amendment, the period during which the Company would be obligated to pay such fee was extended to March 31, 2017 or the date of repayment, in full, of the loan to the Bank, if earlier.

As a provision of the 2008 Amendment, the Company agreed to a cash fee of $4,000 payable to the Bank upon the earliest occurrence of any one of the following events: (a) the Company attains annual earnings before interest, depreciation, taxes and amortization, or EBITDA (as defined in the 2008 Amendment), in excess of $50,000; (b) the Company makes a public offering for the sale of its equity or convertible securities (excluding a public offering initiated by the Bank if the shares are those held by the Bank); (c) the Company sells all or substantially all of its assets; (d) one or more of the investors under the purchase agreement relating to the 2006 transaction described in paragraph (a) of Note 15 and certain related parties transfer their shares in the Company to the extent that their aggregate shareholdings are reduced by at least 40% from their aggregate holdings in the Company as of June 2008; (e)  the aggregate holdings of the aforesaid investors in the Company's outstanding share capital is reduced by at least 40% from its level as at June 2008 as a result of the issuance by the Company of shares at a price above $ 1.55 per share, (f) a spin-off of the Company's assets representing at least 30% of its total assets; or (g) a voluntary repayment by the Company of at least 75% of the outstanding loan to the Bank.

Pursuant to the 2009 Amendment, this $4,000 fee was increased to $6,000. In addition, as regards the provision relating to the Company's attaining annual EBIDTA of $50,000, the 2009 Amendment provides as follows:

(1)	if the EBITDA for any year exceeds $25,000 but does not exceed $35,000 then the Company shall only be obligated to pay to the Bank a cash fee of $2,000;
(2)
if the EBITDA for any year exceeds $35,000 but does not exceed $45,000 then the Company shall be obligated to pay to the Bank a cash fee of $ 4,000, or a further $2,000, if the Company has already paid $2,000 under (1) above; and

(3)
if the EBITDA for any year exceeds $45,000 then the Company shall be obligated to pay to the Bank a cash fee of $6,000, or the balance of the amount up $6,000, if the Company has already paid $2,000 or $4,000 under (1) or/and (2) above.

As of December 31, 2011 and 2012 the Company did not meet the above provisions that require a payment of cash fees to the bank.

As of December 31, 2013, the Company concluded that it will meet the above provisions related to annual EBITDA exceeding $25,000 but not exceeding $35,000. Accordingly the Company recorded an accrual in the amount of $2,000 that is included as part of the other payables.

d.	Financial covenants:

The financial covenants were modified under amendment to the covenants letter in November 2011 and then again under an amendment to the covenants letter in December 2012 as part of the December 2012 Amendment ("2012 Financial Covenants Letter").

Initially, the only financial covenant to which the Company was subject, commencing as of the end of the second quarter of 2009 and in effect until the end of the second quarter of 2011, was the requirement that the Company have available and accessible consolidated cash reserves of at least $20,000.

Effective from the end of the third quarter of 2011 until repayment of the Bank debt, the Company has been and will continue to be required to comply with the following financial covenants:

(1)	The ratio of Net total Debt to EBITDA (as defined in the 2012 Financial Covenants Letter) shall not exceed:

(i)	6.5 as of the end of each quarter (as defined in the 2006 Restructuring Agreement) commencing as of the third quarter of 2011 and ending on the first quarter of 2012 (inclusive);

(ii)	5 as of the end of each quarter commencing as of the second quarter of 2012 and ending on the first quarter of 2013 (inclusive);

(iii)	4 as of the end of each quarter commencing as of the second quarter of 2013 and ending on the first quarter of 2014 (inclusive); and

(iv)	3.5 as of the end of each quarter commencing as of the second quarter of 2014 until the Loan is repaid in full.

(2)	The Interest Coverage Ratio (as defined in the 2012 Financial Covenants Letter) shall be at least:

(i)	1 as of the end of each quarter commencing as of the third quarter of 2011 and ending on the second quarter of 2012 (inclusive);

(ii)	1.5 as of the end of each quarter commencing as of the third quarter of 2012 and ending on the first quarter of 2013 (inclusive); and

(iii)	2 as of the end of each quarter commencing as of the second quarter of 2013 until the Loan is full repayment.

(3)
In addition to the covenants described above, effective from the fourth quarter of 2012 (the quarter ended December 31, 2012) and each quarter thereafter until full repayment of the Bank debt, the Company will be required to comply with the following financial covenants:

(i)	Available and accessible ending balance of cash reserves at an aggregate amount of at least $15.0 million, on a consolidated basis.

(ii)	Accounts receivables as of the end of each quarter shall be, in the aggregate, at least $20.0 million.

In addition, the 2006 Restructuring Agreement also contains certain negative covenants, including, among others, negative covenants that require the Company to refrain from:

(i)	encumbering any of its assets (other than those specifically permitted by the 2006 Restructuring Agreement);

(ii)	incurring additional debt in excess of $30,000;

(iii)	entering into or approving any merger, consolidation, or scheme of reconstruction; making certain acquisitions;

(iv)	entering into certain transactions with related parties;

(v)	declaring, or paying any dividend prior to the date the principal amount of the loan is less than $40,000; and

(vi)	disposing of assets, except as permitted under the 2006 Restructuring Agreement.

As of December 31, 2012 and 2013, the Company met the above bank covenants.

The Company has considered the restructured Bank debt under the criteria of, and has accounted for the restructured Bank debt as, a troubled debt restructuring in accordance with ASC 470-60, which requires that the gross future cash flows of principal and interest be reflected in the balance sheet.

As of the date of the 2009 Amendment, June 30, 2009, the Company calculated the total future cash payments specified by the new terms of the Bank loan, which amounted to $136,522, and compared it to the carrying amount of Bank debt following the deduction of the change in the fair value of the modified warrants, which amounted to $128,723. Consequently, the Company had calculated an effective interest rate on the restructured loan amount. The new effective interest rate is the discount rate that equates the present value of the future cash payments specified by the new terms (excluding amounts contingently payable) with the carrying amount of the payable. The new effective interest rate as of December 31, 2011, 2012 and 2013 was an annual rate of 0.92%, 1.17% and 1.05% respectively. The changes in the effective interest rates in respect of the above dates resulted mainly from changes in LIBOR rates.

During the years ended December 31, 2012 and 2013, the Company made principal repayments of $15,133 and $10,266, respectively and incurred interest in amounts of $4,055 and $3,613, respectively, of which amounts of $1,250 and $891 respectively, were recorded as interest expenses based on the new effective interest rate as mentioned above while the remaining amounts were deducted from the loan amount as required by ASC 470-60.

The Bank debt is secured by substantially all of the Company's assets - See Note 11.

e.	Credit Facility:

As part of the Company's 2012 December Amendment, on December 24, 2012 the Bank made available to the Company a one-year revolving credit line in the amount of $5,000, which can be drawn upon from time to time for general corporate purposes up to December 31, 2013 which was extended for additional one year period, till December 31, 2014. The interest rate for borrowings under the revolving credit line is three month LIBOR rate plus 5.50%. The financial covenants for the Long term debt as reflected in (d) above also cover the credit line. As of December 31, 2012, and 2013 the Company had not borrowed any amounts under the credit line.

In December 2013 the Bank made available to the Company an additional one year revolving credit line in the amount of NIS 5,200 thousands  which can be drawn upon the Company needs from time to time for general corporate purpose. The company currently utilize NIS 1,900 thousands for guaranties. The interest for borrowing under the revolving credit line will be determined based on the purpose of such borrowing.